Subsequent Events - Additional Information (Details) - USD ($)			1 Months Ended
	Oct. 06, 2021	Mar. 01, 2021	May 31, 2021	Sep. 30, 2021	May 01, 2021	Mar. 04, 2021	Jan. 14, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current								$ 125,000
Purchase price per share								$ 10.00
Cash				$ 925,438
Tranche B [Member] | Venture Capital [Member] | Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 27,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Amount of quotient to divide the aggregate fully diluted common stock	$ 10.00
Subsequent Event | Tranche B [Member] | Venture Capital [Member] | Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 12,000,000.0
Number of Securities Called by Each Warrant or Right		398,040			995,099
Withdrawn credit facility		$ 12,000,000.0	$ 8,000,000.0
Total withdrawn credit facility			$ 27,000,000.0
Subsequent Event | Merger Agreement | PIPE Investors | PIPE Subscription Agreements
Subsequent Event [Line Items]
Purchase price per share	$ 10.00
Aggregate purchase price	$ 102,510,000
Subsequent Event | Merger Agreement | Rigetti Holdings, Inc.
Subsequent Event [Line Items]
Aggregate equity consideration	$ 1,041,000,000
Class A Ordinary Shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding								0
Number of Securities Called by Each Warrant or Right				1				1
Class A Ordinary Shares | Subsequent Event | Merger Agreement | Sponsor Support Agreement
Subsequent Event [Line Items]
Vesting period	5 years
Weighted average price of stock	$ 15.00
Class B Ordinary Shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		8,625,000		8,625,000		8,625,000	7,187,500	8,625,000
Class B Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		8,625,000					7,187,500
Class B Ordinary Shares | Subsequent Event | Merger Agreement | Sponsor Support Agreement
Subsequent Event [Line Items]
Sale of stock, shares of common stock issued	2,479,000
Vesting period	5 years
Weighted average price of stock	$ 12.50
Maximum number of additional shares will be unvested subject to forfeiture as of the closing	1,000,000
PIPE Shares | Subsequent Event | Merger Agreement | PIPE Investors | PIPE Subscription Agreements
Subsequent Event [Line Items]
Number of shares committed to purchase in private placement	10,251,000
Public Share | Subsequent Event
Subsequent Event [Line Items]
Maximum net tangible assets requirement threshold	$ 5,000,001
Cash	$ 165,000,000